Expense Example, No Redemption - QS Variable Conservative Growth	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 73
Expense Example, No Redemption, 3 Years	228
Expense Example, No Redemption, 5 Years	396
Expense Example, No Redemption, 10 Years	882
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	$ 1,177